Taxation - Tax Charge Reconciled to Profit Before Taxation (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation		£ 982.1	£ 1,257.6	£ 1,746.9
Tax at the corporation tax rate of 19.0%	[1]	186.6	238.9	336.3
Tax effect of share of results of associates		(2.7)	(5.8)	(18.8)
Irrecoverable withholding taxes		44.7	48.9	31.6
Items that are not deductible/(taxable) in determining taxable profit		96.0	22.0	(10.7)
Effect of different tax rates in subsidiaries operating in other jurisdictions		77.1	71.2	95.2
US Transition Tax related to unremitted foreign earnings			(4.6)	20.1
Effect of change in US tax rate on deferred tax balances				(211.6)
Origination and reversal on unrecognised temporary differences		(3.4)	5.1	(18.9)
Tax losses not recognised or utilised in the year		13.2	19.9	32.5
Utilisation of tax losses not previously recognised		(42.7)	(25.5)	(10.4)
Recognition of temporary differences not previously recognised		(24.1)	(7.4)	(69.7)
Release of prior year provisions in relation to acquired businesses		(19.9)	(20.4)	(15.0)
Other prior year adjustments		(49.8)	(86.3)	(77.6)
Tax charge		£ 275.0	£ 256.0	£ 83.0
Effective tax rate on profit before tax		28.00%	20.40%	4.80%

[1]	As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2018: 19.0%, 2017: 19.25%).